Share Capital - Disclosure of Detailed Information About Share Capital (Details) (Parenthetical) - shares	Jul. 31, 2019	Jan. 31, 2019
Ordinary share [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	108,603,213	29,640,965